Business segment information - Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Reporting Segment [Line Items]
Total revenues	$ 166,672	$ 104,206	$ 99,157
Non-current assets	19,386	19,374	21,411
PANAMA
Disclosure of Reporting Segment [Line Items]
Total revenues	6,015	5,872	7,580
Non-current assets	18,994	18,795	19,888
BRAZIL
Disclosure of Reporting Segment [Line Items]
Total revenues	15,100	9,802	7,054
Non-current assets	125	138	129
MEXICO
Disclosure of Reporting Segment [Line Items]
Total revenues	24,767	17,318	14,480
Non-current assets	14	75	535
COLOMBIA
Disclosure of Reporting Segment [Line Items]
Total revenues	16,192	12,116	13,462
Non-current assets	35	51	56
GUATEMALA
Disclosure of Reporting Segment [Line Items]
Total revenues	16,961	10,862	8,494
Non-current assets	0	0	0
ECUADOR
Disclosure of Reporting Segment [Line Items]
Total revenues	12,576	8,990	9,242
Non-current assets	0	0	0
ARGENTINA
Disclosure of Reporting Segment [Line Items]
Total revenues	4,721	5,454	8,163
Non-current assets	117	157	212
Other
Disclosure of Reporting Segment [Line Items]
Total revenues	70,340	33,792	30,682
Non-current assets	$ 101	$ 158	$ 591